Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 1: Organization and Nature of Operations

China Grand Resorts, Inc. (the “Company”) was organized under the laws of the State of Nevada on September 21, 1989 under the name Fulton Ventures, Inc. Effective on November 16, 2009, the name was changed to China Grand Resorts Inc. After the September 30, 2014 10Q filing, the management of the Company abandoned the Company and the subsidiaries were taken back by the PRC national companies in China who owned them. The remaining parent company, China Grand Resorts, Inc. became a dormant company until 2016 when a new shareholder acquired stock to become the majority shareholder and owner of the Company.

On September 14, 2018, the Company’s wholly-owned subsidiary, Jacksam Acquisition Corp., a corporation formed in the State of Nevada on September 11, 2018, or the Acquisition Sub, merged with and into Jacksam Corporation, a corporation incorporated in August 2013 in the State of Delaware, referred to herein as Jacksam. Pursuant to this transaction, or the Merger, Acquisition Sub was the surviving corporation, and changed its name to “Jacksam Corporation”.

In accordance with the terms of the Exchange Agreement, and in connection with the completion of the acquisition, on the Closing Date the Company issued 45,000,000 shares of common stock, par value $0.001 per share to the Jacksam shareholders in exchange for all of the issued and outstanding Jacksam. In addition, the previous owners of China Grand Resorts, Inc. returned 30,000,000 shares of common stock to the treasury of the Company. Following the acquisition there was a total of 48,272,311 shares of common stock issued and outstanding of which 3,272,311 are held by shareholders of the Company prior to the merger. In connection with the above transaction $340,000 was paid to the former controlling shareholder related to the return of 30,000,000 shares of common stock.

As a result of the Merger, we acquired the business of Jacksam and will continue the existing business operations of Jacksam as our wholly-owned operating subsidiary under the name Jacksam Corporation.

In accordance with “reverse merger” or “reverse acquisition” accounting treatment, the China Grand Resorts, Inc. historical financial statements as of period ends, and for periods ended, prior to the Merger will be replaced with the historical financial statements of Jacksam, prior to the Merger, in all future filings with the SEC.

Jacksam Corp. (“Jacksam”) is a technology company focused on developing and commercializing products utilizing a proprietary technology platform. The Company services the medical cannabis, hemp and CBD segments of the larger e-cigarette and vaporizer markets with oil vaporizer focused products. As of December 31, 2017, the Company had two principal product lines consisting of vape cartridges and batteries and a filling machine. Customers are primarily businesses operating in jurisdictions that have some form of cannabis legalization. These businesses include medical and recreational dispensaries, large and small scale processors and growers, and distributors. The Company expects continued growth as they take measures to invest in their own molds and intellectual property. The Company operates and sells products from the website www.Convectium.com.

Jacksam Corp. (“the Company”) is a technology company focused on developing and commercializing products utilizing a proprietary technology platform. The Company services the medical cannabis, hemp and CBD segments of the larger e-cigarette and vaporizer markets with oil vaporizer focused products. As of December 31, 2017, the Company had 2 principal product lines consisting of vape cartridges and batteries and a filling machine. Customers are primarily businesses operating in jurisdictions that have some form of cannabis legalization. These businesses include medical and recreational dispensaries, large and small scale processors and growers, and distributors. The Company expects continued growth as they take measures to invest in their own molds and intellectual property. The Company operates and sells products from the website www.Convectium.com.